SHARE-BASED AWARDS (Schedule of Share-Based Compensation Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 2,958	¥ 20,593	¥ 11,139	¥ 11,641
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	2,539	17,673	9,173	10,099
Selling Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 419	¥ 2,920	¥ 1,966	¥ 1,542